SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (the “SEC”).

Principles of consolidation

The consolidated financial statements are prepared on the basis that the Reorganization has been accounted for as a transaction under common control, as the same controlling shareholders controlled all these entities before and after the Reorganization. The consolidated financial statements of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Risks and uncertainties

The main operations of the Company are in Singapore. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Singapore, as well as by the general state of the economy in Singapore. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Singapore. The Company believes that it is following existing laws and regulations including its nature of business disclosed in Note 1; however, past experience may not be indicative of future results.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. On an ongoing basis, management evaluates estimates, including but not limited to, those related to allocation of transaction price to each performance obligation, allowance for credit loss for accounts and other receivables, impairment assessment of long-lived assets, fair value of financial instruments, deferred taxes valuation allowance and incremental borrowing rate of operating leases. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable. As a result, management makes judgments regarding the carrying values of the Company’s assets and liabilities that are not readily apparent from other sources. Authoritative pronouncements, historical experience and assumptions are used as the basis for making estimates. Actual results may differ from these estimates.

Foreign currency translation

The accompanying consolidated financial statements are presented in the Singapore Dollars (“S$”), which is the reporting currency of the Company. The functional currency of the Company in the Cayman Islands is United States Dollars (“US$”). The functional currency of Techcreate BVI and Diginius Pte. Ltd. is United States Dollars (“US$”), while the functional currency of Techcreate Solution Private Limited and TC Digital Pte. Ltd. is Singapore Dollars (“S$”), based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated statements of operations and comprehensive income during the year in which they occur.

The following table outlines the currency exchange rates that were used in the consolidated financial statements in this report:

	December 31, 2023	December 31, 2024	December 31, 2025
Year-end spot rate	S$1 = US$1.3321	S$1 = US$1.3603	S$1 = US$1.2841
Average rate	S$1 = US$1.3426	S$1 = US$1.3380	S$1 = US$1.3056

The financial statements of the Company of which the functional currency is not S$ are translated from their respective functional currency into S$. Assets and liabilities denominated in foreign currencies are translated into S$ at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into S$ at the appropriate historical rates. Income and expense items are translated into S$ using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive income or loss in the consolidated statements of operations and comprehensive loss, and the accumulated currency translation adjustments are presented as a component of accumulated other comprehensive income or loss in the consolidated statements of changes in shareholders’ equity.

Convenience translation

Translations of amounts in the consolidated balance sheet, consolidated statements of operations and comprehensive income and consolidated statements of cash flows from S$ into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = S$1.2859 as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the S$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Cash and cash equivalents

The Company considers cash equivalents to be short-term investments that are readily convertible to cash and have a maturity of three months or less at the time of purchase. Cash and cash equivalents consist of cash and demand deposits placed with financial institutions that are unrestricted as to withdrawal and use. Management believes that the banks and other financial institutions are of high credit quality and continually monitors the creditworthiness of these banks and financial institutions.

Accounts receivable

Accounts receivable include trade accounts due from customers. Management reviews the adequacy of the allowance for credit losses on an ongoing basis, using historical collection trends and aging of receivables. Management also periodically evaluates individual customers’ financial condition, credit history, and current economic conditions to make adjustments in the allowance for credit losses when considered necessary. Allowance for credit losses is written off after all means of collection have been exhausted and the potential for recovery is considered remote. Management continues to evaluate the reasonableness of the allowance for credit loss policy and updates it, if necessary.

Other receivables

Other receivables primarily consist of prepaid expenses for insurance, management consultancy services and refundable deposits for leases. These amounts bear no interest. Management reviews its prepayments and refundable deposits placed with counterparties on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. Management believes that these counterparties are of high credit quality and continually monitors the creditworthiness of these counterparties. As of December 31, 2024, no allowance was deemed necessary. As of December 31, 2025, an allowance S$17,407 for credit losses has been recognized for certain receivables from former employees.

Property, plant and equipment, net

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses, if any.

Depreciation is computed using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Useful life
Office equipment	2 years
Computer	2 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the statements of operations and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

The Company’s long-lived assets with finite lives, including property, plant and equipment, net, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2024 and 2025, no impairment of long-lived assets was recognized.

Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

● Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

● Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

● Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Cash and cash equivalents, accounts receivable, net, other receivables, financial instruments, operating lease liabilities, accounts payable, other payables, amount due from shareholders, amount due from related party, amount due to directors and working capital loans are financial assets and liabilities subject to fair value measurement. The Company’s financial assets and liabilities are short-term in nature; therefore, management believes their carrying values approximate their fair values.

Leases

The Company determines if an arrangement is a lease at inception. A lease is classified at the inception date as either a finance lease or an operating lease. As the lessee, operating leases are included in operating lease right-of-use (“ROU”) assets, current operating lease liabilities and non-current operating lease liabilities in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and do not include a purchase option that is reasonably certain to be exercised, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to April 1, 2020 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

The Company has an operating lease for offices, including an option to renew which is at the Company’s sole discretion. The renewal option to extend the lease term is included in the Company’s ROU assets and operating lease liabilities as it is reasonably certain to be exercised. The Company regularly evaluates the renewal option, and, when it is reasonably certain of exercise, the Company will include the renewal period in its lease term. New lease modifications result in re-measurement of the ROU assets and operating lease liabilities. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

The operating lease is included in operating lease right-of-use assets, operating lease liabilities, current and operating lease liabilities, non-current on the consolidated balance sheets.

Revenue recognition

The Company adopted Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”), on April 1, 2021 using the modified retrospective approach. The Company’s accounting for revenue recognition remains substantially unchanged prior to adoption of ASC 606. There were no cumulative effect adjustments as of April 1, 2021. The effect from the adoption of ASC 606 was not material to the Company’s financial statements.

The Company recognizes revenues when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the client.

Sale of products

Revenue for sales of products, which are primarily IT hardware and software licenses, is recognized at a point in time when the Company has satisfied its performance obligation. The key performance obligation of the Company is delivery of products or collection by the customer has occurred, evidenced by the acceptance of products by customers, whereby physical and legal control of the products is passed from the Company to its customer, and there are no unfulfilled obligations from the Company. Customer returns have historically represented a small percentage of customer sales on an annual basis. The Company does not provide warranty but gives customers one week of validation period for right of return.

Upon local customers’ acceptance/acknowledgement on the acceptance of products, control of the products is passed from the Company to the customer, at which point the Company believes it has satisfied its performance obligation to recognize revenue. No element of financing is deemed present as the typical payment term is 30 days from the date of issuance of invoice.

Service revenue

Revenue for the rendering of hosting and support services, rendering of professional services and maintenance services is recognized over time when the Company has satisfied its performance obligation to recognize revenue. The key performance obligation of the Company is when the services have been performed and rendered, evidenced by the acceptance of services by customers, and there are no unfulfilled obligations from the Company. A large portion of the revenue comes from the rendering of hosting and support services.

The amount of revenue recognized is based on the transaction price, which comprises the contractual price, net of the estimated discounts and adjusted for expected returns. Based on the Company’s experience with similar types of contracts, variable consideration is typically constrained and is included in the transaction only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The Company is a principal and records revenue on a gross basis as the Company is primarily responsible for fulfilling the goods or services to the customers, is subject to inventory risk, has discretion in establishing pricing and the ability to direct the control of the promised goods before transferring those goods to the customers. In accordance with ASC 606, the Company recognizes revenue either at a point in time or over time, to ensure compliance with the standard and provide clarity on the appropriate revenue recognition approach depending on the nature of the performance obligations in the contract.

In addition to selling hardware, software licenses, software maintenance and software services on a standalone basis, a significant portion of our contracts include multiple performance obligations, which require an allocation of the transaction price to each distinct performance obligation based on a relative standalone selling price (“SSP”) basis.

The SSP is the price at which the Company would sell a promised good or service separately to a customer. The best estimate of SSP is the observable price of a good or service when the Company sells that good or service separately. A contractually stated price or a list price for a good or service may be the SSP of that good or service. The Company uses a range of amounts to estimate SSP when it sells each of the goods and services separately and needs to determine whether there is a discount that needs to be allocated based on the relative SSP of the various goods and services. In instances where SSP is not directly observable, such as when the Company does not sell the product or service separately, the Company typically determines the SSP using an adjusted market assessment approach using information that may include market conditions and other observable inputs. The Company typically has more than one SSP for individual goods and services due to the stratification of those goods and services by customers and circumstances. In these instances, the Company may use information such as the nature of the customer and distribution channel in determining the SSP.

When software licenses and significant customization engineering services are sold together, they are accounted for as a combined performance obligation, as the software licenses are generally highly dependent on, and interrelated with, the associated customization services and therefore are not distinct performance obligations. Revenue for the combined performance obligation is recognized over time as the services are delivered using an input method (i.e., labor hours incurred as a percentage of total labor hours budgeted).

When software subscription licenses are sold, the term software license and software maintenance are generally considered distinct performance obligations. The transaction price is allocated to the software license and the software maintenance based on relative SSP. The Company sells its software subscription license for a fixed fee or a usage-based royalty fee, sometimes subject to a minimum guarantee. The minimum guarantee refers to a specified minimum revenue amount, which is sometimes applied to usage-based royalties. When the fee is fixed or includes a guaranteed minimum within a usage-based royalty arrangement, revenue allocated to the software license is recognized at a point in time upon delivery, provided all other revenue recognition criteria are met. Any royalties earned in excess of the guaranteed minimum, or not subject to the guarantee, are recognized as revenue when the related usage occurs. Revenue allocated to software maintenance is recognized over the contract term.

The amount of consideration is not adjusted for a significant financing component if the time between payment and the transfer of the related good or service is expected to be one year or less under the practical expedient in ASC 606-10-32-18. The Company’s revenue arrangements are typically accounted for under this expedient, as payment is typically due within 30 days. As of December 31, 2024 and 2025, none of the Company’s contracts contained a significant financing component.

Contract assets

A contract asset is the Company’s right to consideration in exchange for goods or services that the Company has transferred to a customer. ASC 606, Revenue from Contracts with Customers, distinguishes between a contract asset and a receivable based on whether receipt of the consideration is conditional on something other than the passage of time. When the Company transfers control of goods or services to a customer before the customer pays consideration, the Company records either a contract asset or a receivable depending on the nature of the Company’s right to consideration for its performance. The point at which a contract asset becomes an account receivable may be earlier than the point at which an invoice is issued. The Company assesses a contract asset for impairment in accordance with ASC 326, Financial Instruments—Credit Losses.

Cost of revenue

Cost of revenue is made up of IT hardware, software licenses and provision of hosting and support services, which are directly related to revenue-generating transactions, primarily consisting of cost of purchasing products, net of discounts received, freight and handling charges and labor hours.

Selling and marketing expenses

Selling and marketing expenses mainly consist of promotion and marketing expenses, media expenses for online and traditional advertising, motor vehicle running expenses, travel and entertainment expenses, as well as labor costs.

Research and development expenses

Research and development expenses primarily consist of compensation costs related to engineering, design and product development activities. The research and development expenses for the years ended December 31, 2023, 2024 and 2025 amounted to S$7,000, nil and nil respectively.

General and administrative expenses

General and administrative expenses consist primarily of staff costs, depreciation, legal and professional fees, and other miscellaneous administrative expenses.

Employee benefits

Defined contribution plan

The Company participates in national pension schemes as defined by the laws of Singapore in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related services are performed.

Deferred offering costs

Pursuant to ASC 340-10-S99-1, offering costs directly attributable to an offering of equity securities are deferred and are charged against the gross proceeds of the offering as a reduction of additional paid-in capital upon completion of the offering. As of December 31, 2024, the Company had not concluded its IPO; hence, incurred professional fees were recorded as deferred offering costs. Upon completion of the IPO on October 15, 2025, the deferred offering costs were reclassified against the gross proceeds of the offering as a reduction of additional paid-in capital. As of December 31, 2024 and 2025, the accumulated deferred offering costs were S$457,718 and S$Nil, respectively.

Interest expense

Interest on working capital loans is recognized as interest expense in the consolidated statement of operations and comprehensive loss in the period in which it is incurred.

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP. The charge for taxation is based on the results for the fiscal year, as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also recorded in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained upon examination, with such examination presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized upon examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest were incurred related to the underpayment of income tax for the years ended December 31, 2023, 2024 and 2025. The Company had no uncertain tax positions for the years ended December 31, 2023, 2024 and 2025. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Related party transactions

The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average number of ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or the issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2023, 2024 and 2025, there were no dilutive shares.

Deferred costs

Pursuant to ASC 340-40, deferred costs directly attributable to software licenses and maintenance services are deferred and are amortized over the outsourced maintenance services contract life. These costs include prepaid software licenses and maintenance services.

Share-Based Compensation

The Company accounts for share-based compensation arrangements in accordance with ASC 718 Stock Compensation. Share-based compensation expense is recognized in the statement of operations for equity settled awards based on grant date fair value and is recognized over the requisite vesting period on a straight line basis. The Company has elected to account for forfeiture as they occur. The corresponding credit is recognized in equity within additional paid in capital. Upon vesting and issuance of shares, amount previously recognized in equity are reclassified to common stock and additional paid in capital.

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure, as well as information about geographical areas, business segments and major customers in consolidated financial statements. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing the performance of the Company as a whole. Accordingly, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting.

Recently issued accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they apply to private companies.

In December 2023, the Financial Accounting Standards Board issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The Company adopted ASU 2023-09 for the fiscal year beginning January 1, 2025. The adoption did not have a material impact on the Company’s consolidated financial statements.

In December 2025, the FASB issued ASU 2025-12, which is to correct, clarify, and otherwise improve U.S. GAAP. ASU 2025-12 includes 33 improvements that span a wide range of topics, including Clarifying diluted earnings per share (EPS) calculation when a loss from continuing operations exists, Clarifying disclosure requirements for lease receivables from sales-type or direct financing leases, Revising the calculation of the reference amount for beneficial interests to prevent double counting credit losses, Clarifying the permissible methods to account for treasury stock retirements, and Clarifying the guidance for transfers of receivables from contracts with customers. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in this Update in an interim period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. An entity may elect to early adopt the amendments on an issue-by-issue basis. For example, an entity may decide to early adopt certain amendments and adopt the remaining amendments at the effective date. An entity should apply the amendments in this Update (except for the amendments to Topic 260, Earnings Per Share, related to Issue 4) using one of the following transition methods: (i) Prospectively to all transactions recognized on or after the date that the entity first applies the amendments, or (ii) Retrospectively to the beginning of the earliest comparative period presented. An entity should adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In July 2025, the FASB issued ASU 2025-05 “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. This ASU provides a practical expedient that allows companies to assume that current conditions as of the balance sheet date do not change for the remaining life of the asset. This ASU is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within annual reporting periods. Early adoption is permitted. The Company is currently evaluating the effect of adopting of this ASU.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive income and statements of cash flows.